Deferred Income (Tables)	6 Months Ended
Jun. 30, 2026
Deferred Income
Summary of deferred income

	June 30,	December 31,
	2026	2025
	€1,000	€1,000
Payments from Eli Lilly and Company	17,644	17,552
Payments from Rett Syndrome Research Trust	—	—
Current portion	17,644	17,552

Payments from Eli Lilly and Company	10,510	21,394
Non-current portion	10,510	21,394

Total	28,154	38,946